Notes to the Consolidated Statements of Operations - General and administrative expenses (Details) - General and administrative expenses - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes to the Consolidated Statements of Operations
Personnel	€ (6,728)	€ (9,000)	€ (22,470)	€ (27,971)
Maintenance and lease	(297)	(1,910)	(3,212)	(4,614)
Third-party services	(6,507)	(6,810)	(19,380)	(19,607)
Legal and other professional services	(1,336)	(1,895)	(7,410)	(7,215)
Amortization and depreciation	(3,223)	(3,354)	(9,294)	(9,444)
Other	(483)	(3,372)	(2,341)	(9,168)
Total	€ (18,574)	€ (26,341)	€ (64,106)	€ (78,019)